Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Securities [Abstract]
Securities
Note 2:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
June 30, 2018:
U.S. government agencies	$45,250	$—	$(669)	$44,581
State and political subdivisions	41,366	271	(6)	41,631

	$86,616	$271	$(675)	$86,212

Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	(290)	$44,959

	$45,249	$3	$(290)	$44,959

The amortized cost and fair value of available-for-sale securities at June 30, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)
Within one year	$—	$—
One to five years	45,250	44,580
Five to ten year	—	—
Due after ten years	41,366	41,632

Totals	$86,616	$86,212

The carrying value of securities pledged to secure public deposits and for other purpose, was $42.6 million and $41.5 million at June 30, 2018 and December 31, 2017, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at June 30, 2018 and December 31, 2017, was $47.7 million and $44.9 million, which represented approximately 55.2% and 100.0%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary and are a result on an general increase in longer term interest rates.

Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2018 and December 31, 2017:

June 30, 2018
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
U.S. Government agencies	$12,094	$(156)	$32,487	$(513)	$44,581	$(669)
State and Political Subdivisions	3,081	(6)	—	—	3,081	(6)

Total	$15,175	$(162)	$32,487	$(513)	$47,662	$(675)

December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
U.S. Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

The unrealized losses on the Company’s investments in U.S. Government agencies were caused primarily by interest rate changes. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at June 30, 2018 and December 31, 2017.

There were no investment sales for the six months ended June 30, 2018 and 2017.

Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	$(290)	$44,959

	$45,249	$—	$(290)	$44,959

Available-for-sale Securities:
December 31, 2016:
U.S. government agencies	$39,000	$—	$(486)	$38,514
State and political subdivisions	1,249	3	—	1,252

	$40,249	$3	$(486)	$39,766

The amortized cost and fair value of available-for-sale securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)

One to five years	$45,249	$44,959

Totals	$45,249	$44,959

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $41.5 million and $27.9 million at December 31, 2017 and 2016, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2017 and 2016, was $44.9 million and $38.5 million, which represented approximately 100% and 96.8%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

Total temporarily impaired securities	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$38,514	$(486)	$—	$—	$38,514	$(486)

Total temporarily impaired securities	$38,514	$(486)	$—	$—	$38,514	$(486)

U. S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U. S. Government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017.